UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     April 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $7,808,803 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LPP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   351679  3942147 SH       DEFINED 01            2314778        0  1627369
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   378990  5875813 SH       DEFINED 01            3444813        0  2431000
AON CORP                       COM              037389103   348893  7111551 SH       DEFINED 01            4087261        0  3024290
ARROW ELECTRS INC              COM              042735100    52825  1258639 SH       DEFINED 01             734755        0   523884
AVNET INC                      COM              053807103     8065   221621 SH       DEFINED 01             129331        0    92290
BANK OF NEW YORK MELLON CORP   COM              064058100   389429 16138781 SH       DEFINED 01            9450016        0  6688765
CA INC                         COM              12673P105   404293 14669575 SH       DEFINED 01            8501660        0  6167915
CISCO SYS INC                  COM              17275R102   396001 18723465 SH       DEFINED 01           10873010        0  7850455
COVIDIEN PLC                   SHS              G2554F113   403815  7385052 SH       DEFINED 01            4318559        0  3066493
DELPHI AUTOMOTIVE PLC          SHS              G27823106   179403  5677306 SH       DEFINED 01            3206054        0  2471252
DUN & BRADSTREET CORP DEL NE   COM              26483E100   159332  1880472 SH       DEFINED 01            1097904        0   782568
FIDELITY NATL INFORMATION SV   COM              31620M106   414639 12519306 SH       DEFINED 01            7322268        0  5197038
FISERV INC                     COM              337738108   398850  5747944 SH       DEFINED 01            3366110        0  2381834
HEWLETT PACKARD CO             COM              428236103   194789  8174101 SH       DEFINED 01            4817061        0  3357040
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   252556  3568688 SH       DEFINED 01            2184597        0  1384091
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   245219  2678817 SH       DEFINED 01            1603954        0  1074863
NORTHROP GRUMMAN CORP          COM              666807102   264751  4334492 SH       DEFINED 01            2536420        0  1798072
ORACLE CORP                    COM              68389X105   303576 10410707 SH       DEFINED 01            6092478        0  4318229
PFIZER INC                     COM              717081103   407078 17976488 SH       DEFINED 01           10328643        0  7647845
QUEST DIAGNOSTICS INC          COM              74834L100   297626  4867150 SH       DEFINED 01            2754812        0  2112338
TE CONNECTIVITY LTD            REG SHS          H84989104   367182  9991360 SH       DEFINED 01            5802722        0  4188638
TIME WARNER INC                COM NEW          887317303   383717 10164697 SH       DEFINED 01            5910406        0  4254291
WELLS FARGO & CO NEW           COM              949746101   411994 12067774 SH       DEFINED 01            7020474        0  5047300
YUM BRANDS INC                 COM              988498101   428437  6019065 SH       DEFINED 01            3481767        0  2537298
ZIMMER HLDGS INC               COM              98956P102   365664  5688615 SH       DEFINED 01            3335503        0  2353112